CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Accounts payable (in dollars)	$ 29,351	$ 25,236
Advance from customers (in dollars)	8,282	10,979
Accrued expenses and other current liabilities	$ 19,983	$ 25,069
Ordinary shares, par value (in dollars per share)	$ 0.000067	$ 0.000067
Ordinary shares, shares authorized	750,000,000	750,000,000
Ordinary shares, shares issued	101,847,447	100,354,801
Ordinary shares, shares outstanding	94,456,773	96,617,349
Treasury stock, shares	7,390,674	3,737,452
Consolidated VIEs
Accounts payable (in dollars)	$ 22	$ 23
Advance from customers (in dollars)	0	0
Accrued expenses and other current liabilities	$ 1,760	$ 2,251